UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Portfolio 21 Investments

Address:   721 NW 9th Ave
           Suite 250
           Portland OR, 97209


Form 13F File Number: 028-11731


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Madden
Title:  Senior Portfolio Manager
Phone:  608-663-9863

Signature,  Place,  and  Date  of  Signing:

/s/ James Madden                   Madison, WI                        7/19/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             121

Form 13F Information Table Value Total:  $217,441,551.80
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
3M                             Common Stock   88579Y101    939,097.60     10481          X                   Sole      0    0
A E S Corp                     Common Stock   00130H105    658,499.75     51325          X                   Sole      0    0
A F L A C Inc                  Common Stock   001055102      4,855.26       114          X                   Sole      0    0
A X A Sponsored Adr            Common Stock   054536107      1,144.66        86          X                   Sole      0    0
Abbott Laboratories            Common Stock   002824100      3,868.20        60          X                   Sole      0    0
ADOBE SYS INC                  Common Stock   00724F101  3,722,550.00    115000          X                   Sole      0    0
Adobe Systems Inc              Common Stock   00724F101    754,123.89     23297          X                   Sole      0    0
Air Pdts & Chemicals Inc       Common Stock   009158106        807.30        10          X                   Sole      0    0
Akamai Technologies            Common Stock   00971T101      2,921.00        92          X                   Sole      0    0
AMERESCO INC                   Common Stock   02361E108  3,116,116.00    261200          X                   Sole      0    0
American Tel and Tel           Common Stock   00206R102      2,496.20        70          X                   Sole      0    0
Apache Corp                    Common Stock   037411105      3,515.60        40          X                   Sole      0    0
Apple Computer                 Common Stock   037833100    635,976.00      1089          X                   Sole      0    0
APPLE INC                      Common Stock   037833100  6,307,200.00     10800          X                   Sole      0    0
APPLIED MATLS INC              Common Stock   038222105  3,151,500.00    275000          X                   Sole      0    0
AUTODESK INC                   Common Stock   052769106  5,108,540.00    146000          X                   Sole      0    0
BANCO BRADESCO S A             Common Stock   059460303  4,014,900.00    270000          X                   Sole      0    0
BAXTER INTL INC                Common Stock   071813109  7,441,000.00    140000          X                   Sole      0    0
Baxter Int'l Inc.              Common Stock   071813109    870,756.45     16383          X                   Sole      0    0
Bhp Billiton Ltd Adr           Common Stock   088606108      9,795.00       150          X                   Sole      0    0
Caterpillar Inc.               Common Stock   149123101      1,698.20        20          X                   Sole      0    0
CISCO SYS INC                  Common Stock   17275R102  5,151,000.00    300000          X                   Sole      0    0
Cisco Systems, Inc.            Common Stock   17275R102    578,215.34 33675.908          X                   Sole      0    0
Colgate Palmolive              Common Stock   194162103  1,134,585.90     10899          X                   Sole      0    0
CORNING INC                    Common Stock   219350105  2,586,000.00    200000          X                   Sole      0    0
Corning Inc.                   Common Stock   219350105    500,908.20     38740          X                   Sole      0    0
Costco Companies Inc           Common Stock   194162103  1,223,125.00     12875          X                   Sole      0    0
Cypress Semi-Conductor         Common Stock   232806109      1,533.52       116          X                   Sole      0    0
DEERE & CO                     Common Stock   244199105  4,771,330.00     59000          X                   Sole      0    0
E M C Corp Mass                Common Stock   268648102      6,971.36       272          X                   Sole      0    0
EATON CORP                     Common Stock   278058102  4,042,260.00    102000          X                   Sole      0    0
EBAY INC                       Common Stock   278642103  5,461,300.00    130000          X                   Sole      0    0
ECOLAB INC                     Common Stock   278865100  8,566,250.00    125000          X                   Sole      0    0
Ecolab Inc                     Common Stock   278865100    881,775.51     12867          X                   Sole      0    0
Ericsson American Adr          Common Stock   294821608    363,574.86     39822          X                   Sole      0    0
Exelon Corporation             Common Stock   30161N101      4,815.36       128          X                   Sole      0    0
EXPEDITORS INTL WASH INC       Common Stock   302130109  2,906,250.00     75000          X                   Sole      0    0
Exxon Mobil Corporation        Common Stock   30231G102     14,718.04       172          X                   Sole      0    0
Federal Express                Common Stock   31428X106    719,596.55      7855          X                   Sole      0    0
FEDEX CORP                     Common Stock   31428X106  2,748,300.00     30000          X                   Sole      0    0
GENERAC HLDGS INC              Common Stock   368736104  2,406,000.00    100000          X                   Sole      0    0
Generac Holdings Inc           Common Stock   368736104    717,806.04     29834          X                   Sole      0    0
General Electric               Common Stock   369604103      9,419.68       452          X                   Sole      0    0
General Mills                  Common Stock   370334104    935,943.90     24285          X                   Sole      0    0
GOOGLE INC                     Common Stock   38259P508 15,371,855.00     26500          X                   Sole      0    0
Google Inc Class A             Common Stock   38259P508  1,011,642.08      1744          X                   Sole      0    0
Granite Construction Inc       Common Stock   387328107    490,868.00     18800          X                   Sole      0    0
Heinz H J Co.                  Common Stock   423074103      6,525.60       120          X                   Sole      0    0
Hsbc Hldgs Plc Adr New         Common Stock   404280406      2,736.06        62          X                   Sole      0    0
INTEL CORP                     Common Stock   458140100  4,264,000.00    160000          X                   Sole      0    0
Intel Corp                     Common Stock   458140100    944,348.57 35435.219          X                   Sole      0    0
INTERCONTINENTALEXCHANGE INC C Common Stock   45865V100  3,263,520.00     24000          X                   Sole      0    0
INTERNATIONAL BUSINESS MACHS C Common Stock   459200101  8,996,680.00     46000          X                   Sole      0    0
Int'l Business Machines        Common Stock   459200101  1,602,386.94      8193          X                   Sole      0    0
ITC HLDGS CORP                 Common Stock   465685105  2,067,300.00     30000          X                   Sole      0    0
ITRON INC                      Common Stock   465741106  2,268,200.00     55000          X                   Sole      0    0
J.P. Morgan Chase & Co.        Common Stock   46625H100        714.60        20          X                   Sole      0    0
Johnson & Johnson              Common Stock   478160104     21,078.72       312          X                   Sole      0    0
Johnson Controls Inc           Common Stock   478366107    930,196.99     33569          X                   Sole      0    0
JOHNSON CTLS INC               Common Stock   478366107  3,602,300.00    130000          X                   Sole      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
JONES LANG LASALLE INC         Common Stock   48020Q107  2,111,100.00     30000          X                   Sole      0    0
Kimberly Clark                 Common Stock   494368103      1,675.40        20          X                   Sole      0    0
Kon Philips Elec Nv Newf       Common Stock   500472303    390,410.16     19848          X                   Sole      0    0
KONINKLIJKE PHILIPS ELECTRS NV Common Stock   500472303  2,900,951.27    147481          X                   Sole      0    0
LIFE TECHNOLOGIES CORP         Common Stock   53217V109  3,599,200.00     80000          X                   Sole      0    0
McDonalds                      Common Stock   580135101      4,072.38        46          X                   Sole      0    0
Merck                          Common Stock   58933Y105      2,755.50        66          X                   Sole      0    0
METLIFE INC                    Common Stock   59156R108  4,266,555.00    138300          X                   Sole      0    0
Metlife Inc                    Common Stock   59156R108    696,315.35     22571          X                   Sole      0    0
Microsoft, Corp.               Common Stock   594918104      3,426.08       112          X                   Sole      0    0
National Grid Plc Adr          Common Stock   636274300    766,076.43     14457          X                   Sole      0    0
Nestle S A Reg B Adr           Common Stock   641069406        955.84        16          X                   Sole      0    0
NETAPP INC                     Common Stock   64110D104  3,659,300.00    115000          X                   Sole      0    0
NEW RESOURCE BANK CALI         Common Stock   648289106  1,575,000.00    450000          X                   Sole      0    0
NIKE INC                       Common Stock   654106103  5,091,240.00     58000          X                   Sole      0    0
Novartis A G Spon Adr          Common Stock   66987V109        894.40        16          X                   Sole      0    0
Novo-Nordisk A-S Adr           Common Stock   670100205  1,625,627.90     11185          X                   Sole      0    0
NUCOR CORP                     Common Stock   670346105  2,653,000.00     70000          X                   Sole      0    0
Nucor Corp                     Common Stock   670346105    606,758.66 16009.463          X                   Sole      0    0
ORMAT TECHNOLOGIES INC         Common Stock   686688102  3,636,300.00    170000          X                   Sole      0    0
Paccar Inc                     Common Stock   693718108        627.04        16          X                   Sole      0    0
PAYCHEX INC                    Common Stock   704326107  3,141,000.00    100000          X                   Sole      0    0
Paychex Inc                    Common Stock   704326107    880,767.81     28041          X                   Sole      0    0
Peabody Energy Corp            Common Stock   704549104      2,304.88        94          X                   Sole      0    0
Pepsico Inc.                   Common Stock   713448108     11,729.56       166          X                   Sole      0    0
Pfizer                         Common Stock   717081103      9,936.00       432          X                   Sole      0    0
PRAXAIR INC                    Common Stock   74005P104  5,436,500.00     50000          X                   Sole      0    0
Praxair Inc                    Common Stock   74005P104    971,720.01      8937          X                   Sole      0    0
Procter & Gamble               Common Stock   742718109      7,472.50       122          X                   Sole      0    0
QUANTA SVCS INC                Common Stock   74762E102  3,490,150.00    145000          X                   Sole      0    0
Quest Diagnostic Inc           Common Stock   74834L100    906,346.90     15131          X                   Sole      0    0
QUEST DIAGNOSTICS INC          Common Stock   74834L100  2,995,000.00     50000          X                   Sole      0    0
Roche Hldg Ltd Spon Adrf       Common Stock   771195104    686,074.28     15874          X                   Sole      0    0
Rowe T Price Group Inc         Common Stock   74144T108     30,094.88       478          X                   Sole      0    0
Royal Caribbean Cruisesf       Common Stock   V7780T103      2,603.00       100          X                   Sole      0    0
Schwab, Charles Corp.          Common Stock   808513105     13,887.47   1074.05          X                   Sole      0    0
Smith & Nephew Adr New         Common Stock   83175M205  1,220,055.94     24406          X                   Sole      0    0
Sonoco Products                Common Stock   835495102      6,030.00       200          X                   Sole      0    0
STAPLES INC                    Common Stock   855030102  3,588,750.00    275000          X                   Sole      0    0
Staples Inc                    Common Stock   855030102    459,151.20     35184          X                   Sole      0    0
State Street Corp              Common Stock   857477103      3,214.08        72          X                   Sole      0    0
T J X Cos Inc                  Common Stock   872540109  1,955,032.20     45540          X                   Sole      0    0
Target Corporation             Common Stock   87612E106     29,095.00       500          X                   Sole      0    0
Telefonica S.A.                Common Stock   879382208    495,874.30     37853          X                   Sole      0    0
TENNANT CO                     Common Stock   880345103  3,196,000.00     80000          X                   Sole      0    0
Tennant Company                Common Stock   880345103    936,467.95     23441          X                   Sole      0    0
Total S A Adr                  Common Stock   89151E109        449.50        10          X                   Sole      0    0
Transocean Sedco Forex         Common Stock   H8817H100      1,431.36        32          X                   Sole      0    0
Travelers Group Inc            Common Stock   89417E109     33,643.68       527          X                   Sole      0    0
U S Bancorp Del                Common Stock   902973304      2,122.56        66          X                   Sole      0    0
UNITED NAT FOODS INC           Common Stock   911163103  6,254,040.00    114000          X                   Sole      0    0
United Technologies Corp.      Common Stock   913017109      1,963.78        26          X                   Sole      0    0
Verizon Communications         Common Stock   92343V104      1,155.44        26          X                   Sole      0    0
Vestas Wind Sys A/S Adrf       Common Stock   925458101      2,636.67      1473          X                   Sole      0    0
VODAFONE GROUP PLC NEW         Common Stock   92857W209  4,227,000.00    150000          X                   Sole      0    0
Wal-Mart Stores                Common Stock   931142103      6,972.00       100          X                   Sole      0    0
Waste Management               Common Stock   94106L109    782,562.00     23430          X                   Sole      0    0
WASTE MGMT INC DEL             Common Stock   94106L109  5,511,000.00    165000          X                   Sole      0    0
WATERS CORP                    Common Stock   941848103  5,165,550.00     65000          X                   Sole      0    0
Waters Corp                    Common Stock   941848103  1,035,732.51     13033          X                   Sole      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
XYLEM INC                      Common Stock   98419M100  3,020,400.00    120000          X                   Sole      0    0


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